Warrant Liability (Details Textual) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 25, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Aug. 19, 2014	Jan. 22, 2014
Warrant Liabilities (Textual)
Share Price	$ 0.96	$ 2.35		$ 0.98	$ 1.80
Exercise price	$ 1.65	$ 0.61		$ 0.61	$ 1.65
Reclassification of warrant liability to additional paid in capital upon partial exercise of warrants issued in unit offering		$ 2,543,117	$ 502,025	$ 1,055,490	$ 201,311
Warrant [Member]
Warrant Liabilities (Textual)
Amount of initial warrant liability	$ 4,827,788
Non-cash charge or the change in the fair value	$ 4,827,788	$ 4,955,110		$ (3,436,195)	$ 3,654,770
Share Price	$ 0.96	$ 2.35		$ 0.98	$ 1.80	$ 2.05	$ 2.29
Exercise price	$ 0.61	$ 0.61		$ 0.61	$ 1.65	$ 1.65	$ 1.65
Warrants exercised				586,081		336,081	250,000
Issuance of common stock from cashless exercise of warrants,shares				143,004